Eaton Vance
Dividend Builder Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	58,500	$ 13,915,395
		$ 13,915,395
Banks — 5.2%
JPMorgan Chase & Co.	140,000	$ 29,520,400
Truist Financial Corp.	423,700	18,121,649
		$ 47,642,049
Biotechnology — 6.0%
AbbVie, Inc.	125,900	$ 24,862,732
Amgen, Inc.	56,000	18,043,760
Gilead Sciences, Inc.	143,400	12,022,656
		$ 54,929,148
Capital Markets — 7.9%
BlackRock, Inc.	21,700	$ 20,604,367
Blue Owl Capital, Inc.(1)	631,700	12,229,712
CME Group, Inc.	45,000	9,929,250
Intercontinental Exchange, Inc.	91,700	14,730,688
S&P Global, Inc.	28,500	14,723,670
		$ 72,217,687
Chemicals — 2.0%
FMC Corp.	276,900	$ 18,258,786
		$ 18,258,786
Commercial Services & Supplies — 1.9%
Rentokil Initial PLC	1,462,700	$ 7,152,409
Waste Management, Inc.	49,800	10,338,480
		$ 17,490,889
Consumer Staples Distribution & Retail — 2.4%
Walmart, Inc.	274,100	$ 22,133,575
		$ 22,133,575
Containers & Packaging — 2.5%
International Paper Co.(1)	472,000	$ 23,057,200
		$ 23,057,200
Security	Shares	Value
Diversified Telecommunication Services — 1.4%
TELUS Corp.	770,000	$ 12,918,260
		$ 12,918,260
Electric Utilities — 2.1%
Xcel Energy, Inc.	295,900	$ 19,322,270
		$ 19,322,270
Electrical Equipment — 1.1%
AMETEK, Inc.	58,900	$ 10,113,719
		$ 10,113,719
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	135,500	$ 8,829,180
CDW Corp.	61,100	13,826,930
		$ 22,656,110
Financial Services — 2.1%
Fidelity National Information Services, Inc.	228,100	$ 19,103,375
		$ 19,103,375
Food Products — 1.4%
Hershey Co.	68,700	$ 13,175,286
		$ 13,175,286
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	84,300	$ 9,611,043
		$ 9,611,043
Health Care Providers & Services — 2.9%
McKesson Corp.	19,900	$ 9,838,958
UnitedHealth Group, Inc.	29,300	17,131,124
		$ 26,970,082
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	3,200	$ 13,478,784
		$ 13,478,784
Household Products — 2.3%
Procter & Gamble Co.	122,200	$ 21,165,040
		$ 21,165,040
Industrial Conglomerates — 1.5%
3M Co.	98,300	$ 13,437,610
		$ 13,437,610

Eaton Vance
Dividend Builder Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 5.7%
Allstate Corp.	76,400	$ 14,489,260
American Financial Group, Inc.	138,700	18,669,020
Fidelity National Financial, Inc.	307,100	19,058,626
		$ 52,216,906
Interactive Media & Services — 0.8%
Alphabet, Inc., Class A	46,400	$ 7,695,440
		$ 7,695,440
Machinery — 1.3%
Parker-Hannifin Corp.	19,300	$ 12,194,126
		$ 12,194,126
Media — 2.0%
Comcast Corp., Class A	436,000	$ 18,211,720
		$ 18,211,720
Multi-Utilities — 2.0%
Sempra	221,100	$ 18,490,593
		$ 18,490,593
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	199,000	$ 29,306,730
EOG Resources, Inc.	174,900	21,500,457
		$ 50,807,187
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	220,400	$ 11,403,496
Eli Lilly & Co.	15,700	13,909,258
Johnson & Johnson	136,200	22,072,572
		$ 47,385,326
Professional Services — 4.7%
Automatic Data Processing, Inc.	66,600	$ 18,430,218
Booz Allen Hamilton Holding Corp.	89,900	14,632,124
Broadridge Financial Solutions, Inc.	45,300	9,740,859
		$ 42,803,201
Semiconductors & Semiconductor Equipment — 10.7%
Analog Devices, Inc.	81,100	$ 18,666,787
Broadcom, Inc.	195,000	33,637,500
Lam Research Corp.	23,000	18,769,840
QUALCOMM, Inc.	96,100	16,341,805
Texas Instruments, Inc.	54,700	11,299,379
		$ 98,715,311
Security	Shares	Value
Software — 5.6%
Microsoft Corp.	96,267	$ 41,423,690
Oracle Corp.	58,600	9,985,440
		$ 51,409,130
Specialized REITs — 2.1%
Lamar Advertising Co., Class A	147,900	$ 19,759,440
		$ 19,759,440
Specialty Retail — 2.1%
Home Depot, Inc.	47,100	$ 19,084,920
		$ 19,084,920
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	49,300	$ 11,486,900
		$ 11,486,900
Trading Companies & Distributors — 1.1%
Fastenal Co.	145,500	$ 10,391,610
		$ 10,391,610
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	32,400	$ 6,686,064
		$ 6,686,064
Total Common Stocks (identified cost $677,343,286)		$918,934,182

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	1,297,074	$ 1,297,074
Total Short-Term Investments (identified cost $1,297,074)		$ 1,297,074
Total Investments — 100.1% (identified cost $678,640,360)		$920,231,256
Other Assets, Less Liabilities — (0.1)%		$ (877,129)
Net Assets — 100.0%		$919,354,127

Eaton Vance
Dividend Builder Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $17,598,839 and the total market value of the collateral received by the Fund was $17,896,145, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,297,074, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,065,154	$73,856,048	$(81,624,128)	$ —	$ —	$1,297,074	$146,810	1,297,074
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 45,511,484	$ —	$ —	$ 45,511,484
Consumer Discretionary	32,563,704	—	—	32,563,704
Consumer Staples	56,473,901	—	—	56,473,901
Energy	50,807,187	—	—	50,807,187
Financials	191,180,017	—	—	191,180,017

Eaton Vance
Dividend Builder Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Health Care	$138,895,599	$ —	$ —	$138,895,599
Industrials	113,194,141	7,152,409	—	120,346,550
Information Technology	184,267,451	—	—	184,267,451
Materials	41,315,986	—	—	41,315,986
Real Estate	19,759,440	—	—	19,759,440
Utilities	37,812,863	—	—	37,812,863
Total Common Stocks	$911,781,773	$7,152,409*	$ —	$918,934,182
Short-Term Investments	$ 1,297,074	$ —	$ —	$ 1,297,074
Total Investments	$913,078,847	$7,152,409	$ —	$920,231,256
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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